Other operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other operating expenses [Abstract]
Insurance	$ 7,033	$ 5,687	$ 5,065
Sponsorship and marketing	2,051	716	305
ERS fees	94	0	0
Charitable donations	640	164	464
Legal expenses	1,797	0	0
Filing fees	79	76	462
Site identification costs	0	15	258
Non-refundable sales tax (See Note 18 - Provisions)	6,276	4,972	2,469
Non-refundable provincial sales tax	1,408	371	0
Other expenses	1,707	2,277	861
Total other operating expenses	$ 21,085	$ 14,278	$ 9,884